As filed with the Securities and Exchange Commission on March 12, 2019

1933 Act File No. 033-11387

1940 Act File No. 811-04984

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 346	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 347	☒

(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS

(Exact Name of Registrant as Specified in Charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s Prospectus for the, A Class, C Class, Y Class, R6 Class, Advisor Class, Institutional Class and Investor Class of the American Beacon International Equity, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, and American Beacon Small Cap Value Fund  and the A Class, C Class, Y Class, Advisor Class, Institutional Class, and Investor Class for the American Beacon Balanced Fund, and the Y Class, R6 Class,  Institutional Class and Investor Class of the American Beacon Garcia Hamilton Quality Bond Fund each of which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 344 to the Registrant’s registration statement on February 28, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 346 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on March 12, 2019.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 346 Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	March 12, 2019
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer and Principal Accounting Officer)	March 12, 2019
Melinda G. Heika

Gilbert G. Alvarado*	Trustee	March 12, 2019
Gilbert G. Alvarado

Joseph B. Armes*	Trustee	March 12, 2019
Joseph B. Armes

Gerard J. Arpey*	Trustee	March 12, 2019
Gerard J. Arpey

Brenda A. Cline*	Chair and Trustee	March 12, 2019
Brenda A. Cline

Eugene J. Duffy*	Trustee	March 12, 2019
Eugene J. Duffy

Claudia A. Holz*	Trustee	March 12, 2019
Claudia A. Holz

Douglas A. Lindgren*	Trustee	March 12, 2019
Douglas A. Lindgren

Alan D. Feld*	Trustee	March 12, 2019
Alan D. Feld

Richard A. Massman*	Trustee and Chair Emeritus	March 12, 2019
Richard A. Massman

Barbara J. McKenna*	Trustee	March 12, 2019
Barbara J. McKenna

R. Gerald Turner*	Trustee	March 12, 2019
R. Gerald Turner

*By	/s/ Rosemary K. Behan
Rosemary K. Behan, Attorney-in-Fact

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document